Concentration of major customers and suppliers (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019
Customer concentration risk | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	98.73%
Customer concentration risk | Major customer one | Total sales
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	45.00%	66.00%
Customer concentration risk | Major customer one | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	93.00%		82.00%
Supplier concentration risk | Major supplier one | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	56.00%		53.00%
Supplier concentration risk | Major supplier one | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	56.00%	41.00%
Supplier concentration risk | Major supplier two | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	38.00%		46.00%
Supplier concentration risk | Major supplier two | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	25.00%	28.00%
Supplier concentration risk | Major supplier three | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage		17.00%